Net Loss per Share - Schedule of Earnings Per Share Basic and Diluted Attributable to Common Stockholders (Detail) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net loss	$ (46,560)	$ (14,716)	$ (32,504)	$ (32,319)
Denominator:
Weighted-average shares used in computing basic and diluted net loss per share	10,663,811	10,319,534	10,323,839	10,306,255
Basic and diluted net loss per share	$ (4.37)	$ (1.43)	$ (3.15)	$ (3.14)